Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents	$ 11,202	$ 5,673
Short term deposits	10,004	30,034
Cash held with respect to CVR Agreement	113	1,171
Marketable securities	62,924
Restricted cash	321	168
Total financial assets	84,564	37,046
Level 1 [Member]
Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents	11,202	5,673
Short term deposits	10,004	30,034
Cash held with respect to CVR Agreement	113	1,171
Marketable securities	62,924
Restricted cash	321	168
Total financial assets	84,564	37,046
Level 2 [Member]
Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents
Short term deposits
Cash held with respect to CVR Agreement
Marketable securities
Restricted cash
Total financial assets
Level 3 [Member]
Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents
Short term deposits
Cash held with respect to CVR Agreement
Marketable securities
Restricted cash
Total financial assets